RELATED PARTY TRANSACTIONS AND BALANCES - Transaction From Related Party (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Income of financing guarantees	¥ 6,364,065	¥ 14,687,691	¥ 18,574,433
Service Expenses provided by Related Parties [Abstract]
Payments for Other Fees	¥ 5,309,769	¥ 27,485,358	¥ 39,565,882
Escrow Service Expenses	8,753,242	9,442,936	23,266,889
Construction Service Fees			¥ 8,935,653
Jinko Power Group [Member]
Revenues [Abstract]
Revenue from Related Parties	¥ 27,098,993	¥ 5,072,143	7,812,477
Revenue from Rental Services	4,003,674	2,177,280	2,177,280
Service Expenses provided by Related Parties [Abstract]
Related Party Transaction, Expenses from Transactions with Related Party	16,038
Sweihan Pv [Member]
Revenues [Abstract]
Revenue from Related Parties	0	51,201,037	¥ 144,287,938
Income of financing guarantees	¥ 659,847	¥ 3,721,149